UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03493

American Federation of Labor and

Congress of Industrial Organizations

Housing Investment Trust*

(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Kenneth G. Lore, Esq.

Katten Muchin Rosenman LLP

2900 K Street, N.W., North Tower – Suite 200

Washington, D.C. 20007-5118

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

*This filing relates solely to Series B—HIT Workforce Housing Fund

Item 1.   Schedule of Investments.

Series B-HIT Workforce Housing Fund is not yet in operation.

Item 2.   Controls and Procedures.

Series B-HIT Workforce Housing Fund is not yet in operation.

Item 3.   Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:	/s/ Stephen Coyle
Name: Stephen Coyle
Title: Chief Executive Officer

Date:    May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: May 30, 2017

/s/ Harpreet Peleg
Harpreet S. Peleg
Controller
(Principal Financial Officer)
Date: May 30, 2017